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                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  /  / (a)

  or fiscal year ending: 12/31/06 (b)

Is this a transition report?: (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:   American General Life Insurance Company
                           Separate Account A

    B.  File Number:       811-01491

    C.  Telephone Number:  (713) 831-3504

2.  A.  Street:            2727-A Allen Parkway

    B.  City: Houston      C. State: TX  D. Zip Code: 77019  Zip Ext: 2191

    E.  Foreign Country:           Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)             N

4.  Is this the last filing on this form by Registrant? (Y/N)              N

5.  Is Registrant a small business investment company (SBIC) ? (Y/N)       N
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT) ? (Y/N)                    Y
    [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant have at the
        end of the period                                                  ____

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For period ending 12/31/06                       If filing more than one
                                                 Page 47, "X" box: [ ]
File number 811- 01491

UNIT INVESTMENT TRUSTS

111. A.  [/] Depositor Name: American General Life Insurance Company

     B.  [/] File Number (If any): ____________________________________________

     C.  [/] City: Houston     State: TX    Zip Code: 77019    Zip Ext.: ______

         [/] Foreign Country: ______________ Foreign Postal Code: _____________

111. A.  [/] Depositor Name: __________________________________________________

     B.  [/] File Number (If any): ____________________________________________

     C.  [/] City: ___________ State: ______ Zip Code: ________  Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______________

112. A.  [/] Sponsor Name: American General Life Insurance Company

     B.  [/] File Number (If any): ____________________________________________

     C.  [/] City: Houston     State: TX    Zip Code: 77019    Zip Ext.: ______

         [/] Foreign Country: _____________ Foreign Postal Code: ______________

112. A.  [/] Sponsor Name: ____________________________________________________

     B.  [/] File Number (If any): ____________________________________________

     C.  [/] City: ___________ State: ______ Zip Code: ________  Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______________

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For period ending 12/31/06                       If filing more than one
                                                 Page 48, "X" box: [ ]
File number 811- 01491

113. A.  [/] Trustee Name: ____________________________________________________

     B.  [/] City: ___________ State: _______ Zip Code: ________ Zip Ext.: ___

         [/] Foreign Country: ______________ Foreign Postal Code: _____________

113. A.  [/] Trustee Name: ____________________________________________________

     B.  [/] City:____________ State: _______ Zip Code: ________ Zip Ext.: ___

         [/] Foreign Country: ______________ Foreign Postal Code: _____________

114. A.  [/] Principal Underwriter Name: American General Equity Services
                                         Corporation

     B.  [/] File Number: 8-15847

     C.  [/] City: Houston     State: TX     Zip Code: 77019    Zip Ext.: _____

         [/] Foreign Country: ______________ Foreign Postal Code: _____________

114. A.  [/] Principal Underwriter Name: ______________________________________

     B.  [/] File Number: _____________________________________________________

     C.  [/] City: ___________ State: _______ Zip Code: ________ Zip Ext.: ____

         [/] Foreign Country: ______________ Foreign Postal Code: _____________

115. A.  [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP

     B.  [/] City: Houston     State: TX     Zip Code: 77002    Zip Ext.: _____

         [/] Foreign Country: ______________ Foreign Postal Code: _____________

115. A.  [/] Independent Public Accountant Name: ______________________________

     B.  [/] City: ___________ State: _______ Zip Code: ________ Zip Ext.: ____

         [/] Foreign Country: ______________ Foreign Postal Code: _____________

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For period ending 12/31/06                       If filing more than one
                                                 Page 49, "X" box: [ ]
File number 811- 01491

116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies? (Y/N)   Y
                                                                            ---
                                                                            Y/N

     B.  [/] Identify the family in 10 letters AGLSEPACCT

             (NOTE: In filing this form, use this identification
                    consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/] Is Registrant a separate account of an insurance company?
             (Y/N)                                                           Y
                                                                            ---
                                                                            Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/] Variable annuity contracts? (Y/N)                               Y
                                                                            ---
                                                                            Y/N

     C.  [/] Scheduled premium variable life contracts? (Y/N)                N
                                                                            ---
                                                                            Y/N

     D.  [/] Flexible premium variable life contracts? (Y/N)                 N
                                                                            ---
                                                                            Y/N

     E.  [/] Other types of insurance products registered under the
             Securities Act of 1933? (Y/N)                                   N
                                                                            ---
                                                                            Y/N

118: [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     1

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
         period                                                              0

120. [/] State the total value of the portfolio securities on the date of
         deposit for the new series included in item 119 ($000'somitted)    $0

121. [/] State the number of series for which a current prospectus was in
         existence at the end of the period                                  0

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933during the
         current period                                                      0

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For period ending 12/31/06                       If filing more than one
                                                 Page 50, "X" box: [ ]
File number 811- 01491

123. [/] State the total value of the additional units considered in
         answering item 122($000's omitted)                                $0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they
         were placed in the subsequent series)($000's omitted)             $0

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000's omitted)                                                  $3

126. [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
         subsequent series.) ($000's omitted)                              $0

127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of Total Assets   Total Income
                                    Series     ($000's     Distributions
                                   Investing   omitted)   ($000's omitted)
                                   --------- ------------ ----------------
A.  U.S. Treasury direct issue       _____     $______         $_____

B.  U.S. Government agency           _____     $______         $_____

C.  State and municipal tax-free     _____     $______         $_____

D.  Public utility debt              _____     $______         $_____

E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent                           _____     $______         $_____

F.  All other corporate intermed.
    & long-term debt                 _____     $______         $_____

G.  All other corporate
    short-term debt                  _____     $______         $_____

H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers               _____     $______         $_____

I.  Investment company equity
    securities                       _____     $______         $_____

J.  All other equity securities          1     $23,274         $  192

K.  Other securities                 _____     $______         $_____

L.  Total assets of all series of
    registrant                           1     $23,274         $  192

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For period ending 12/31/06                       If filing more than one
                                                 Page 51, "X" box: [ ]
File number 811- 01491

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer? (Y/N)                                       N
                                                                           ----
                                                                           Y/N
         [If answer is "N"(No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                           ----
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                           ----
                                                                           Y/N

131. [/] Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                         $226

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-______      811-______      811-______      811-______      811-______

811-______      811-______      811-______      811-______      811-______

811-______      811-______      811-______      811-______      811-______

811-______      811-______      811-______      811-______      811-______

811-______      811-______      811-______      811-______      811-______

811-______      811-______      811-______      811-______      811-______

811-______      811-______      811-______      811-______      811-______

811-______      811-______      811-______      811-______      811-______

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                                  SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 23th day of February, 2007.

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
        (Name of Registrant)

BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
        (Name of Depositor)

By: /s/ ROBERT F. HERBERT, JR.                /s/ LAUREN W. JONES
    -------------------------------  Witness: --------------------------------
    Robert F. Herbert, Jr.                    Lauren W. Jones
    Senior Vice President,                    Assistant Secretary
      Treasurer & Controller                  American General Life
    American General Life                       Insurance Company
      Insurance Company